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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08365

Evergreen Select Fixed Income Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

           (Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for three of its series, Evergreen Core Bond Fund, Evergreen International Bond Fund and Evergreen Select High Yield Bond Fund, for the quarter ended July 31, 2007. Evergreen Core Bond Fund and Evergreen Select High Yield Bond Fund have an April 30 fiscal year end. Evergreen International Bond Fund has an October 31 fiscal year end.

Date of reporting period: July 31, 2007

Item 1 – Schedule of Investments

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS

July 31, 2007 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 9.3%
FIXED-RATE 5.8%
FHLMC:
6.90%, 12/01/2010	$39,185,000	$41,299,423
7.21%, 06/15/2017	9,956,701	10,272,328
FNMA:
4.32%, 12/01/2009	4,770,000	4,700,873
5.625%, 12/01/2011	14,955,898	15,229,410
5.81%, 01/01/2009	9,288,679	9,308,209
5.85%, 02/01/2009	3,714,452	3,718,159
5.86%, 04/01/2009	103,484	103,727
5.96%, 12/01/2008	3,414,663	3,417,791
5.98%, 11/01/2011	18,957,365	19,441,149
6.09%, 03/01/2012	10,281,226	10,604,374
6.10%, 08/01/2008	3,127,106	3,124,378
6.12%, 04/01/2009	7,041,891	7,085,663
6.125%, 05/01/2009	4,012,327	4,043,026
6.15%, 08/01/2008	7,503,057	7,507,426
6.20%, 09/01/2008 – 12/01/2011	17,245,884	17,816,349
6.23%, 04/01/2011	1,939,949	1,994,216
6.26%, 06/01/2009	5,233,071	5,296,475
6.31%, 03/01/2008	1,827,433	1,823,833
6.32%, 08/01/2012	5,599,958	5,794,613
6.37%, 08/01/2011	4,094,907	4,232,796
6.40%, 06/01/2009	7,723,964	7,808,208
6.42%, 08/01/2013	5,609,669	5,654,721
6.53%, 02/01/2016	5,542,826	5,767,294
6.54%, 12/01/2007	56,417	56,272
6.73%, 08/01/2009	81,881	83,230
6.79%, 07/01/2009	54,164	55,106
6.96%, 10/01/2010	11,712,665	12,187,810
7.01%, 12/01/2010	14,898,763	15,565,287
Ser. 2006-M2, Class 1F, 4.85%, 07/25/2012	10,856,783	10,700,445

		234,692,591

FLOATING-RATE 3.5%
FNMA:
4.88%, 01/01/2013	5,027,921	4,943,919
5.10%, 12/01/2011	13,985,210	13,978,553
5.37%, 04/01/2017	2,460,000	2,409,250
5.38%, 09/01/2012	14,121,328	14,187,752
5.40%, 05/01/2017	3,493,206	3,496,420
5.82%, 11/01/2011	5,423,218	5,482,447
6.11%, 02/01/2012 – 07/01/2012	32,971,930	34,219,938
6.28%, 08/01/2011	17,445,000	18,133,699
6.78%, 10/01/2007	566,337	564,989
6.93%, 11/01/2012	2,911,268	3,081,738
6.96%, 12/01/2010	7,250,111	7,563,432
7.25%, 12/01/2010	28,514,166	30,096,166

		138,158,303

Total Agency Commercial Mortgage-Backed Securities (cost $383,059,357)		372,850,894

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 13.2%
FIXED-RATE 13.2%
FHLMC:
Ser. 0243, Class 6, IO, 6.00%, 12/15/2032	120,260	26,921
Ser. 1590, Class IA, 6.43%, 10/15/2023	243,978	251,512
Ser. 1674, Class Z, 6.75%, 02/15/2024	301,786	312,797
Ser. 1897, Class K, 7.00%, 09/15/2026	406,499	413,983

1

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS continued
FIXED-RATE continued
FHLMC:
Ser. 2006-44, Class OA, 5.50%, 12/25/2026	$391,210	$391,503
Ser. 2043, Class ZP, 6.50%, 04/15/2028	173,616	176,516
Ser. 2173, Class Z, 6.50%, 07/15/2029	423,198	429,715
Ser. 2326, Class ZP, 6.50%, 06/15/2031	67,909	68,984
Ser. 2423, Class MC, 7.00%, 03/15/2032	104,421	108,400
Ser. 2647, Class PC, 5.00%, 11/15/2031	1,250,000	1,209,008
Ser. 2656, Class BG, 5.00%, 10/15/2032	26,855,000	25,986,684
Ser. 2715, Class ND, 4.50%, 03/15/2016	13,330,000	13,086,504
Ser. 2762, Class LE, 5.00%, 11/15/2029	18,366,874	18,031,640
Ser. 2772, Class GE, 5.00%, 08/15/2029	11,036,000	10,840,101
Ser. 2778, Class JD, 5.00%, 12/15/2032	45,813,000	43,954,980
Ser. 2783, Class PC, 5.00%, 12/15/2028	16,598,126	16,262,165
Ser. 2840, Class OD, 5.00%, 07/15/2029	325,000	317,871
Ser. 2929, Class PD, 5.00%, 09/15/2030	41,295,000	40,284,908
Ser. 2941, Class XC, 5.00%, 12/15/2030	27,080,000	26,434,210
Ser. 3056, Class HC, 5.00%, 02/15/2031	22,585,794	21,958,288
Ser. 3059, Class CD, 5.00%, 04/15/2031	3,786,000	3,680,827
Ser. 3072, Class NK, 5.00%, 05/15/2031	18,271,007	17,963,944
Ser. 3079, Class MC, 5.00%, 02/15/2031	23,152,763	22,513,260
Ser. 3079, Class MD, 5.00%, 03/15/2034	31,819,250	30,276,650
Ser. 3082, Class PJ, 5.00%, 09/15/2034	54,478,000	51,773,287
Ser. 3104, Class QD, 5.00%, 05/15/2034	22,179,817	21,062,533
Ser. 3115, Class LA, 5.00%, 06/15/2031	26,164,916	25,718,221
Ser. 3116, Class PD, 5.00%, 10/15/2034	22,527,000	21,288,297
Ser. 3187, Class A, 5.00%, 02/15/2032	38,648,364	37,689,533
FNMA:
Ser. 0342, Class 2, IO, 6.00%, 09/01/2033	304,429	78,817
Ser. 1998-61, Class PL, 6.00%, 11/25/2028	100,882	102,205
Ser. 1999, Class LH, 6.50%, 11/25/2029	140,466	144,139
Ser. 2001-06, Class ZC, 6.50%, 09/25/2030	364,129	374,943
Ser. 2001-46, Class ZG, 6.00%, 09/25/2031	645,729	654,314
Ser. 2001-70, Class LR, 6.00%, 09/25/2030	62,519	62,456
Ser. 2001-82, Class ZA, 6.50%, 01/25/2032	91,674	92,255
Ser. 2002-12, Class PG, 6.00%, 03/25/2017	21,784,754	22,068,322
Ser. 2002-56, Class KW, 6.00%, 04/25/2023	370,000	372,771
Ser. 2003-25, Class IK, IO, 7.00%, 04/25/2033	880,456	223,558
Ser. 2003-33, Class IA, IO, 6.50%, 05/25/2033	391,948	91,120
Ser. 2003-84, Class PW, 3.00%, 06/25/2022	110,250	108,873
Ser. 2003-129, Class PW, 4.50%, 07/25/2033	1,400,000	1,358,044
Ser. 2004-33, Class MW, 4.50%, 01/25/2030	225,000	213,893
Ser. 2004-45, Class VB, 4.50%, 10/25/2028	100,000	90,335
Ser. 2005-20, Class QE, 5.00%, 10/25/2030	30,280,000	29,493,653
Ser. 2005-31, Class PB, 5.50%, 04/25/2035	75,000	72,845
Ser. 2006-38, Class PD, 5.00%, 12/25/2034	25,000,000	23,653,080
Ser. 2006-57, Class PA, 5.50%, 08/25/2027	437,125	437,301

		532,206,166

FLOATING-RATE 0.0%
FHLMC, Ser. 2504, Class FP, 5.82%, 03/15/2032	255,188	258,734
GNMA, Ser. 2002-41, Class GS, IO, 4.48%, 06/16/2032	175,419	22,667

		281,401

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $531,043,619)		532,487,567

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 19.8%
FIXED-RATE 13.4%
FHLMC:
4.50%, 05/01/2018 – 04/01/2035	27,873,519	25,436,329
5.00%, 08/01/2018 – 08/01/2036	43,677,584	42,376,558
5.50%, 02/01/2017 – 12/01/2036	2,363,473	2,306,163

2

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
FHLMC:
6.00%, 04/01/2014 – 07/01/2036	$2,760,007	$2,767,387
6.50%, 09/01/2019 – 02/01/2033	11,358,988	11,609,333
7.00%, 02/01/2015 – 05/01/2032	755,047	778,850
FHLMC 15 year, 5.50%, TBA #	105,510,000	101,756,165
FHLMC 30 year, 5.00%, TBA #	105,170,000	98,629,692
FNMA:
4.50%, 05/01/2018 – 02/01/2022	3,342,632	3,194,819
5.00%, 12/01/2017 – 03/01/2036 ##	83,098,175	80,412,951
5.50%, 01/01/2033 – 02/01/2036	21,653,500	20,973,303
6.00%, 12/01/2008 – 07/01/2036	2,805,653	2,804,776
6.50%, 04/01/2017 – 08/01/2032	1,623,658	1,654,393
7.00%, 08/01/2028 – 06/01/2032	196,661	203,928
7.50%, 02/01/2012 – 01/01/2033	3,956,492	4,122,399
FNMA 15 year, 5.00%, TBA #	35,830,000	34,696,267
FNMA 30 year:
5.00%, TBA #	21,755,000	20,354,522
5.50%, TBA #	84,685,000	83,543,616
GNMA:
7.00%, 11/15/2029	223,504	233,618
7.75%, 07/15/2020 – 08/15/2021	692,072	724,103
8.25%, 07/15/2008	507	514
11.50%, 05/15/2013 – 06/15/2013	10,785	12,043

		538,591,729

FLOATING-RATE 6.4%
FHLMC:
5.04%, 09/01/2035	48,038,626	46,680,574
5.34%, 12/01/2035	279,465	276,357
5.81%, 10/01/2036	9,338,063	9,327,854
5.83%, 10/01/2036	46,470,786	46,302,522
FNMA:
5.14%, 11/01/2035	14,497,581	14,243,769
5.27%, 10/01/2035	29,320,697	28,659,262
5.48%, 03/01/2036	27,512,761	27,276,829
5.51%, 12/01/2011	2,103,056	2,121,767
5.86%, 07/01/2036	37,682,758	37,688,785
5.93%, 11/01/2036	28,482,641	28,499,666
6.06%, 09/01/2016	1,457,495	1,497,270
7.41%, 04/01/2010	11,368,249	11,928,392
GNMA, 5.75%, 07/20/2024	4,318,305	4,366,632

		258,869,679

Total Agency Mortgage-Backed Pass Through Securities (cost $802,341,286)		797,461,408

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 1.8%
FNMA:
Ser. 2003-W02, Class 2A9, 5.90%, 07/25/2042	41,908,648	42,077,393
Ser. 2003-W12, Class 1A8, 4.55%, 06/25/2043	29,705,000	28,529,086

Total Agency Reperforming Mortgage-Backed Collateralized Mortgage Obligations (cost $70,942,479)		70,606,479

ASSET-BACKED SECURITIES 4.6%
Centex Home Equity Loan Trust, Ser. 2005-D, Class AF1, 5.04%, 10/25/2035 ☐	9,889	9,889
Citigroup Mtge. Loan Trust, Ser. 2005-WF2, Class AF2, 4.92%, 08/25/2035	14,758	14,686
Credit Suisse Mtge. Capital Cert., Ser. 2007-03, Class 1A3A, 5.75%, 04/25/2037	7,175,000	7,083,088
CSAB Mtge. Backed Trust, Ser. 2006-02, Class A3A, 5.80%, 09/25/2036	21,140,000	21,060,091

3

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES continued
Deutsche Securities, Inc.:
Ser. 2005-03, Class 4A5, 5.25%, 06/25/2035	$22,504,000	$22,223,515
Ser. 2005-04, Class A3, 5.25%, 09/25/2035	18,280,000	17,709,602
Ser. 2007-0A1, Class N1, 6.50%, 02/25/2047 144A	4,209,143	4,193,106
HSBC Home Equity Loan Trust, Ser. 2005-03, Class A1, 5.58%, 01/20/2035	2,157	2,140
JPMorgan Alternative Loan Trust:
Ser. 2006-S2, Class A2, 5.81%, 05/25/2036	29,440,000	29,299,865
Ser. 2006-S2, Class A6, 6.05%, 05/25/2036	10,713,000	10,740,211
Lehman XS Trust:
Ser. 2005-01, Class 3A3A, 5.11%, 07/25/2035	2,350,000	2,163,342
Ser. 2005-06, Class 3A2B, 5.42%, 11/25/2035	3,795,000	3,719,745
Ser. 2005-06, Class 3A3A, 5.76%, 11/25/2035	15,336,000	14,647,786
Ser. 2005-10, Class 2A3B, 5.55%, 01/25/2036	2,478	2,460
Ser. 2006-05, Class 2A4A, 5.89%, 04/25/2036	1,625,000	1,624,870
MASTR Asset Backed Securities Trust, Ser. 2005-AB1, Class A4, 5.65%, 10/25/2032	16,177,000	15,418,946
Morgan Stanley Mtge. Trust, Ser. 2006-2, Class 5A3, 5.50%, 02/25/2036	14,060,000	13,472,950
Nomura Asset Acceptance Corp.:
Ser. 2006-AF2, Class 1A4, 6.43%, 07/25/2036	7,950,000	8,002,185
Ser. 2006-AP1, Class A2, 5.52%, 01/25/2036	4,600,000	4,571,948
Salomon Brothers Mtge. Securities V, Ser. 1985-1, Class Z, 10.25%, 04/01/2016 ☐ +	1,571	1,571
Vanderbilt Mtge. & Fin., Inc., Ser. 2002-B, Class A3, 4.70%, 10/17/2018	7,127,068	7,094,378

Total Asset-Backed Securities (cost $185,045,240)		183,056,374

COMMERCIAL MORTGAGE-BACKED SECURITIES 17.6%
FIXED-RATE 14.3%
Banc of America Comml. Mtge. Securities, Inc.:
Ser. 2004-04, Class A6, 4.88%, 07/10/2042	12,635,000	12,018,506
Ser. 2006-05, Class A2, 5.32%, 10/10/2011	300,000	298,839
Citigroup/Deutsche Bank Comml. Mtge. Trust:
Ser. 2006-CD3, Class A5, 5.62%, 10/15/2048	17,890,000	17,511,004
Ser. 2007-CD4, Class A2B, 5.21%, 12/11/2049	310,000	304,555
Commercial Mtge. Pass-Through Cert., Ser. 2004-LB2A, Class A4, 4.72%, 03/10/2039	12,000,000	11,352,246
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2003-C3, Class A2, 2.85%, 05/15/2038	36,115,000	35,422,452
Ser. 2003-C5, Class A4, 4.90%, 12/15/2036	10,250,000	9,834,333
Ser. 2003-CK2, Class A4, 4.80%, 03/15/2036	30,093,000	28,902,695
Ser. 2004-C1, Class A4, 4.75%, 01/15/2037	21,060,000	19,973,883
Ser. 2005-C1, Class A4, 5.01%, 02/15/2038	41,570,000	39,584,579
Credit Suisse Mtge. Capital Cert., Ser. 2006-C5, Class A3, 5.31%, 12/15/2039	11,665,000	11,145,707
GE Capital Comml. Mtge. Corp.:
Ser. 2004-C1, Class A3, 4.60%, 11/10/2038	28,580,000	26,948,885
Ser. 2005-C1, Class A5, 4.77%, 06/10/2048	12,060,000	11,313,652
Ser. 2005-C3, Class A2, 4.85%, 07/10/2045	440,000	433,968
Ser. 2007-C1, Class C, 5.89%, 12/10/2049	28,627,000	27,284,359
Greenwich Capital Comml. Funding Corp.:
Ser. 2003-C1, Class A1, 2.31%, 07/05/2035	10,335,202	10,233,437
Ser. 2007-GG9, Class A4, 5.44%, 03/10/2039	41,650,000	40,096,676
GS Mtge. Securities Corp.:
Ser. 2006-GG8, Class A2, 5.48%, 11/10/2039	292,000	290,875
Ser. 2007-GG10:
Class A4, 5.99%, 08/10/2045	20,995,000	21,283,891
Class AM, 5.99%, 08/10/2045	10,000,000	10,045,400
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2003-CB7, Class A4, 4.88%, 01/12/2038	39,570,000	37,963,264
Ser. 2005-LDP4, Class A2, 4.79%, 10/15/2042	200,000	196,794
Ser. 2006-LDP6, Class A4, 5.48%, 04/15/2043	15,000,000	14,567,748
Ser. 2007-CB18, Class A4, 5.44%, 06/12/2047	15,600,000	14,988,375

4

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES continued
FIXED-RATE continued
LB-UBS Comml. Mtge. Trust:
Ser. 2003-C1, Class A4, 4.39%, 03/17/2032	$21,455,000	$20,204,311
Ser. 2003-C7, Class A1, 3.33%, 09/15/2027	20,800,950	20,474,952
Ser. 2003-C8, Class A4, 5.12%, 11/15/2032 ρ	5,055,000	4,913,692
Ser. 2005-C5, Class A2, 4.89%, 09/15/2030	160,000	158,278
Merrill Lynch/Countrywide Comml. Mtge. Trust, Ser. 2006-4, Class A3, 5.17%, 12/12/2049	12,025,000	11,378,668
Morgan Stanley Capital I, Inc.:
Ser. 1998-XL1, Class A3, 6.48%, 06/03/2030	29,253,680	29,314,761
Ser. 2003-T11, Class A1, 3.26%, 06/13/2041	4,929,372	4,861,255
Ser. 2003-T11, Class A4, 5.15%, 06/13/2041 ρ	31,399,000	30,586,165
Ser. 2004-HQ4, Class A7, 4.97%, 04/14/2040	12,702,000	12,130,167
Ser. 2004-IQ8, Class A5, 5.11%, 06/15/2040	4,780,000	4,601,620
Ser. 2007-HQ11, Class A4, 5.45%, 02/20/2044	13,000,000	12,781,210
Ser. 2007-IQ14, Class A4, 5.69%, 04/15/2049	11,000,000	10,960,400
Wachovia Bank Comml. Mtge. Trust, Ser. 2003-C8, Class A1, 3.44%, 11/15/2035	11,711,759	11,466,051

		575,827,653

FLOATING-RATE 3.3%
Banc of America Comml. Mtge., Inc., Ser. 2004-3, Class A5, 5.30%, 06/10/2039	37,960,000	37,559,940
Greenwich Capital Comml. Funding Corp.:
Ser. 2005-GG5, Class A2, 5.12%, 04/10/2037	304,000	301,796
Ser. 2007-GG9, Class A2, 5.38%, 03/10/2039	240,000	237,320
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2004-CB9, Class A4, 5.56%, 06/12/2041	13,395,000	13,237,681
Ser. 2004-PNC1, Class A4, 5.54%, 06/12/2041	6,344,000	6,236,577
LB-UBS Comml. Mtge. Trust, Ser. 2007-C1, Class A2, 5.32%, 09/15/2037	270,000	266,729
Morgan Stanley Capital I, Inc.:
Ser. 2004-IQ7, Class A4, 5.54%, 06/15/2038	33,730,000	33,235,724
Ser. 2006-HQ8, Class A4, 5.56%, 03/12/2044	22,750,000	22,162,677
Nomura Asset Securities Corp., Ser. 98-D6, Class A-1B, 6.59%, 03/15/2030	75,759	76,064
Wachovia Bank Comml. Mtge. Trust, Ser. 2004-C12, Class A4, 5.41%, 07/15/2041	20,552,000	20,091,728

		133,406,236

Total Commercial Mortgage-Backed Securities (cost $723,104,318)		709,233,889

CORPORATE BONDS 16.2%
CONSUMER DISCRETIONARY 2.0%
Automobiles 0.0%
DaimlerChrysler AG, 7.30%, 01/15/2012	225,000	238,467

Hotels, Restaurants & Leisure 0.0%
Royal Caribbean Cruises, Ltd., 7.00%, 10/15/2007	67,000	67,392

Media 0.9%
Comcast Corp., 6.20%, 11/15/2008	9,875,000	9,966,067
Cox Enterprises, Inc., 4.375%, 05/01/2008 144A	320,000	317,215
Time Warner, Inc., 7.625%, 04/15/2031	26,000,000	27,828,164
Univision Communications, Inc., 3.50%, 10/15/2007	185,000	183,844

		38,295,290

Multi-line Retail 0.4%
May Department Stores Co.:
6.70%, 09/15/2028 ρ	9,640,000	8,410,910
6.90%, 01/15/2032	10,000,000	8,520,650
7.90%, 10/15/2007	90,000	90,244

		17,021,804

5

EVERGREEN CORE BOND FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Specialty Retail 0.7%
Gap, Inc., 6.90%, 09/15/2007	$470,000	$472,603
Home Depot, Inc., 5.875%, 12/16/2036	30,000,000	26,131,530

		26,604,133

CONSUMER STAPLES 0.3%
Beverages 0.0%
Coca-Cola Enterprises, Inc., 6.95%, 11/15/2026	1,785,000	1,939,456

Food & Staples Retailing 0.3%
Safeway, Inc., 6.50%, 11/15/2008	10,000,000	10,126,170

Food Products 0.0%
Earthgrains Co., 6.50%, 04/15/2009	100,000	101,445
Sara Lee Corp., 2.75%, 06/15/2008	125,000	122,007

		223,452

ENERGY 0.2%
Oil, Gas & Consumable Fuels 0.2%
El Paso Corp., 6.50%, 06/01/2008	55,000	55,419
Kinder Morgan Energy Partners, LP:
5.80%, 03/15/2035	3,000,000	2,617,470
7.40%, 03/15/2031	6,685,000	7,042,888

		9,715,777

FINANCIALS 8.5%
Capital Markets 1.2%
Legg Mason, Inc., 6.75%, 07/02/2008	1,070,000	1,077,080
Lehman Brothers Holdings, Inc., 6.00%, 07/19/2012 ρ	10,000,000	10,009,830
Merrill Lynch & Co., Inc., 4.125%, 09/10/2009	10,255,000	10,017,012
Morgan Stanley, 5.625%, 01/09/2012 ρ	25,000,000	24,866,975

		45,970,897

Commercial Banks 1.6%
National City Corp.:
4.50%, 03/15/2010	20,000,000	19,654,960
5.80%, 06/07/2017	13,000,000	12,831,572
PNC Financial Services Group, Inc., 7.50%, 11/01/2009	11,390,000	11,915,967
SunTrust Banks, Inc., 4.25%, 10/15/2009	20,650,000	20,303,514

		64,706,013

Consumer Finance 1.7%
HSBC Finance Corp.:
4.125%, 11/16/2009	10,000,000	9,725,290
4.625%, 09/15/2010	12,000,000	11,742,684
6.75%, 05/15/2011 ρ	8,550,000	8,904,748
PSEG Funding Trust, 5.38%, 11/16/2007	260,000	259,802
Sprint Capital Corp., 6.875%, 11/15/2028 ρ	40,500,000	38,022,777

		68,655,301

Diversified Financial Services 0.2%
Bank of America Corp., 5.30%, 03/15/2017 ρ	10,000,000	9,519,820

Insurance 1.5%
American International Group, Inc., 4.70%, 10/01/2010	30,000,000	29,630,100
MetLife, Inc., 5.00%, 06/15/2015	10,000,000	9,503,470
Prudential Financial, Inc., 6.10%, 06/15/2017 ρ	20,000,000	20,358,100

		59,491,670

Real Estate Investment Trusts 2.0%
BRE Properties, Inc.:
4.875%, 05/15/2010	17,000,000	16,815,006
5.50%, 03/15/2017	12,000,000	11,558,136

6

EVERGREEN CORE BOND FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Real Estate Investment Trusts continued
Duke Realty Corp.:
3.35%, 01/15/2008	$12,000,000	$11,865,084
3.50%, 11/01/2007	19,800,000	19,689,912
7.75%, 11/15/2009	7,510,000	7,879,237
ERP Operating, LP, 5.75%, 06/15/2017	12,000,000	11,653,080

		79,460,455

Thrifts & Mortgage Finance 0.3%
Washington Mutual, Inc., 5.00%, 03/22/2012	14,000,000	13,590,808

HEALTH CARE 2.3%
Biotechnology 0.5%
Amgen, Inc., 6.375%, 06/01/2037 144A ρ	23,500,000	22,415,146

Health Care Providers & Services 1.1%
UnitedHealth Group, Inc., 5.375%, 03/15/2016 ρ	24,500,000	23,647,130
WellPoint, Inc., 5.875%, 06/15/2017 ρ	20,000,000	19,909,180

		43,556,310

Pharmaceuticals 0.7%
Abbott Laboratories, 5.875%, 05/15/2016 ρ	20,000,000	20,038,680
Merck & Co., Inc., 4.75%, 03/01/2015 ρ	8,000,000	7,497,392

		27,536,072

INDUSTRIALS 0.8%
Air Freight & Logistics 0.4%
FedEx Corp., 6.72%, 01/15/2022	13,066,058	14,000,085

Road & Rail 0.4%
Burlington Northern Santa Fe Corp.:
5.90%, 07/01/2012	10,000,000	10,188,900
7.125%, 12/15/2010	6,870,000	7,270,315

		17,459,215

MATERIALS 0.3%
Paper & Forest Products 0.3%
International Paper Co., 6.50%, 11/15/2007	25,000	25,030
Weyerhaeuser Co., 7.375%, 03/15/2032	10,000,000	9,902,240

		9,927,270

TELECOMMUNICATION SERVICES 1.4%
Diversified Telecommunication Services 0.9%
BellSouth Corp., Sr. Disc. Note, Step Bond, 0.00%, 12/15/2095 †	6,000,000	2,904,630
New Jersey Bell Telephone Co., 7.85%, 11/15/2029	17,180,000	19,123,985
SBC Communications, Inc., 6.25%, 03/15/2011	14,625,000	14,966,260

		36,994,875

Wireless Telecommunication Services 0.5%
AT&T Wireless, 8.125%, 05/01/2012 ρ	17,500,000	19,295,815

UTILITIES 0.4%
Electric Utilities 0.4%
Carolina Power & Light Co., 6.50%, 07/15/2012	15,800,000	16,526,737

Independent Power Producers & Energy Traders 0.0%
TXU Energy Co., 6.125%, 03/15/2008	165,000	165,072

Total Corporate Bonds (cost $660,993,597)		653,503,502

U.S. TREASURY OBLIGATIONS 5.3%
U.S. Treasury Bonds:
6.00%, 02/15/2026 ρ	65,765,000	73,502,712
7.25%, 08/15/2022 ρ	98,090,000	121,156,550

7

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Principal Amount	Value

U.S. TREASURY OBLIGATIONS continued
U.S. Treasury Notes:
4.625%, 11/15/2009 ρ	$16,725,000	$16,749,837
4.875%, 08/15/2016 ρ	3,145,000	3,165,150

Total U.S. Treasury Obligations (cost $210,082,412)		214,574,249

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 4.9%
FIXED-RATE 2.5%
Countrywide Alternative Loan Trust, Inc., Ser. 2003-20CB, Class 1A2, 5.50%, 10/25/2033	442,642	438,777
Countrywide Home Loans, Inc., Ser. 2004-J8, Class 1A3, 4.75%, 11/25/2019	555,082	545,614
GS Mtge. Securities Corp., Ser. 2007-NIM1, Class N1, 6.25%, 08/25/2046 144A	3,767,362	3,766,797
Harborview NIM Corp.:
Ser. 2006-12, Class N1, 6.41%, 12/19/2036 144A	8,362,586	8,357,066
Ser. 2006-14, Class N1:
6.41%, 12/19/2036 144A	3,736,859	3,727,405
6.41%, 03/19/2037 144A	6,227,372	6,207,195
Residential Accredit Loans, Inc.:
Ser. 2006-QS05, Class A2, 6.00%, 05/25/2036	15,555	15,498
Ser. 2006-QS13, Class 1A8, 6.00%, 09/25/2036	15,576	15,530
Residential Asset Securitization Trust, Ser. 2006-A9CB, Class A5, 6.00%, 07/25/2036	9,384	9,357
Sharps SP I, LLC NIM Trust, Ser. 2006-OA1N, Class N1, 7.00%, 02/25/2047 144A	5,045,226	5,041,745
Washington Mutual, Inc.:
Ser. 2003-AR11, Class A6, 3.99%, 10/25/2033	26,132,000	25,707,078
Ser. 2005-AR12, Class 1A4, 4.84%, 10/25/2035	48,007,000	47,157,276
Wells Fargo Mtge. Backed Securities Trust, Ser. 2004-S, Class A7, 3.54%, 09/25/2034	195,000	189,862

		101,179,200

FLOATING-RATE 2.4%
Banc of America Mtge. Securities, Inc.:
Ser. 2005-D, Class 2A6, 4.77%, 05/25/2035	22,000,000	21,674,303
Ser. 2005-E, Class 2A6, 4.70%, 02/25/2035	19,611,000	19,289,146
Deutsche Securities, Inc.:
Ser. 2006-AB2, Class A7, 5.96%, 06/25/2036	11,403	11,349
Ser. 2006-AB3, Class A7, 6.36%, 07/25/2036	5,647	5,628
Ser. 2006-AB4, Class A1A, 6.01%, 10/25/2036	16,599	16,605
Ser. 2007-OA2, Class A1, 5.80%, 04/25/2047	16,108,679	16,089,670
Washington Mutual, Inc.:
Ser. 2005-AR5, Class A5, 4.68%, 05/25/2035	39,610,000	38,896,600
Ser. 2005-AR8, Class 2AB1, 5.57%, 07/25/2045	26,233	26,240

		96,009,541

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $197,799,188)		197,188,741

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 7.3%
FIXED-RATE 1.4%
Citigroup Mtge. Loan Trust, Inc., Ser. 2005-7, Class 2A3A, 5.19%, 09/25/2035	17,170,958	16,921,119
Countrywide Home Loans, Ser. 2007-HYB2, Class 3A1, 5.47%, 02/25/2047	40,137,787	39,920,641
First Horizon Mtge. Pass Through Trust, Ser. 2004-5, Class 2A1, 6.25%, 08/25/2017	70,392	70,349

		56,912,109

FLOATING-RATE 5.9%
GSR Mtge. Loan Trust, Ser. 2007-AR1, Class 2A1, 6.02%, 03/25/2037	55,343,113	55,680,263
IndyMac INDX Mtge. Loan Trust, Ser. 2006-AR11, Class 3A1, 5.85%, 06/25/2036	37,341,138	37,567,444
MASTR Reperforming Loan Trust, Ser. 2006-2, Class 1A1, 5.90%, 05/25/2046 144A	22,810,003	22,828,936
Washington Mutual, Inc.:
Ser. 2006-AR02, Class A1A, 5.95%, 04/25/2046	19,965,914	19,847,366
Ser. 2006-AR14, Class 1A4, 5.65%, 11/25/2036	20,845,618	20,907,085
Ser. 2007-OA4, Class 1A, 5.80%, 05/25/2047	19,598,973	19,575,258
Ser. 2007-OA5, Class 1A, 5.78%, 06/25/2047	1,943,543	1,939,831
Ser. 2007-OA5, Class 1A1B, 5.78%, 06/25/2047	17,532,060	17,498,574
Wells Fargo Mtge. Backed Securities Trust, Ser. 2006-AR10, Class 5A1, 5.60%, 07/25/2036	40,230,869	40,224,098

		236,068,855

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $292,905,974)		292,980,964

8

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE 1.0%
MATERIALS 0.5%
Metals & Mining 0.5%
Alcan, Inc., 6.125%, 12/15/2033	$20,000,000	$19,240,500

TELECOMMUNICATION SERVICES 0.5%
Wireless Telecommunication Services 0.5%
Vodafone Group plc, 5.625%, 02/27/2017	23,500,000	22,454,720

Total Yankee Obligations – Corporate (cost $43,025,651)		41,695,220

	Shares	Value

MUTUAL FUND SHARES 1.2%
MFS Government Markets Income Trust ρ	1,182,349	7,957,209
MFS Intermediate Income Trust ρ	2,140,450	13,013,936
Putnam Master Intermediate Income Trust	1,170,463	7,256,871
Putnam Premier Income Trust	1,130,058	7,017,660
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund	198,108	2,250,507
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2	772,925	8,880,908

Total Mutual Fund Shares (cost $45,510,929)		46,377,091

	Principal Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 4.5%
COMMERCIAL PAPER 0.7%
Ebbets Funding, LLC, 5.38%, 08/01/2007	$8,748,692	8,748,692
Legacy Capital Co., LLC, 5.36%, 08/01/2007	8,748,700	8,748,700
Three Pillars Funding, 5.36%, 08/01/2007	8,748,697	8,748,697

		26,246,089

CORPORATE BONDS 0.3%
Commercial Banks 0.1%
First Tennessee Bank, FRN, 5.33%, 08/29/2007	3,000,002	3,000,002

Insurance 0.2%
Metropolitan Life Global Funding, FRN, 5.31%, 08/29/2008	7,750,000	7,750,000

		10,750,002

REPURCHASE AGREEMENTS ^ 2.7%
Banc of America Securities, LLC, 5.39%, dated 07/31/2007, maturing 08/01/2007, maturity value $8,369,084	8,367,831	8,367,831
Bank of America Corp., 5.40%, dated 07/31/2007, maturing 08/01/2007, maturity value $25,003,750	25,000,000	25,000,000
Fimat USA, Inc., 5.30%, dated 07/31/2007, maturing 08/01/2007, maturity value $25,003,681	25,000,000	25,000,000
Lehman Brothers Holdings, Inc., 5.37%, dated 07/31/2007, maturing 08/01/2007, maturity value $25,003,729	25,000,000	25,000,000
Nomura Securities, Inc., 5.30%, dated 07/31/2007, maturing 08/01/2007, maturity value $25,003,681	25,000,000	25,000,000

		108,367,831

TIME DEPOSITS 0.5%
Deutsche Bank AG, 5.34%, 08/20/2007	10,000,000	10,000,000
Ulster Bank, Ltd., 5.34%, 08/07/2007	10,000,000	10,000,000

		20,000,000

YANKEE OBLIGATIONS – CORPORATE 0.3%
Commercial Banks 0.3%
Canadian Imperial Bank of Commerce, FRN, 5.33%, 08/15/2007	14,000,000	14,000,000

Total Investments of Cash Collateral from Securities Loaned (cost $179,363,922)		179,363,922

9

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 6.6%
MUTUAL FUND SHARES 6.6%
Evergreen Institutional Money Market Fund, Class I, 5.22% q ø ## (cost $266,622,288)	266,622,288	$266,622,288

Total Investments (cost $4,591,840,260) 113.3%		4,558,002,588
Other Assets and Liabilities (13.3%)		(534,595,354)

Net Assets 100.0%		$4,023,407,234

#	When-issued or delayed delivery security
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
ρ	All or a portion of this security is on loan.
†

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

^	Collateralized by U.S. government agency obligations at period end.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
IO	Interest Only
MASTR	Mortgage Asset Securitization Transactions, Inc.
NIM	Net Interest Margin
TBA	To Be Announced

At July 31, 2007, the Fund had the following open credit default swap contracts outstanding:

Expiration	Counterparty	Reference Debt Obligation	Notional Amount	Fixed Payments Made by the Fund	Frequency of Payments Made	Unrealized Gain
03/20/2012	Lehman Brothers Holdings, Inc.	Weyerhaeuser Co., 6.00%, 03/20/2012	$10,000,000	0.37%	Quarterly	$180,017
03/20/2012	Morgan Stanley	International Paper Co., 5.85%, 10/30/2012	10,000,000	0.35%	Quarterly	65,216
06/20/2012	CitiBank, Inc.	BorgWarner,Inc., 6.50%, 02/15/2009	8,000,000	0.26%	Quarterly	29,117
06/20/2012	Goldman Sachs Group, Inc.	Avon Products,Inc., 7.15%, 11/15/2009	8,000,000	0.15%	Quarterly	29,970
06/20/2012	Lehman Brothers Holdings, Inc.	AutoZone,Inc., 5.875%, 10/15/2012	8,000,000	0.31%	Quarterly	57,731
06/20/2012	Lehman Brothers Holdings, Inc.	Sempra Energy Corp., 6.00%, 04/27/2007	10,000,000	0.16%	Quarterly	96,357
06/20/2012	Morgan Stanley	Progress Energy Co., 5.625%, 01/15/2016	10,000,000	0.13%	Quarterly	92,146
09/20/2012	UBS, Inc.	DuPont, 4.875%, 04/30/2014	16,000,000	0.22%	Quarterly	28,886

10

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)

Expiration	Counterparty	Reference Debt Obligation	Notional Amount	Fixed Payments Received by the Fund	Frequency of Payments Received	Unrealized Gain (Loss)
06/20/2012	Lehman Brothers Holdings, Inc.	JC Penney, 8.00%, 03/01/2010	$16,000,000	0.45%	Quarterly	$(378,698)
06/20/2012	Morgan Stanley	Dow Jones CDX., 4.80%, 0/01/2014	16,000,000	0.45%	Quarterly	(175,505)
06/20/2012	Morgan Stanley	PG&E Corp., 4.80%, 04/18/2007	10,000,000	0.24%	Quarterly	(23,487)
06/20/2012	Morgan Stanley	PG&E Corp., 4.80%, 04/27/2007	10,000,000	0.24%	Quarterly	0

At July 31, 2007, the Fund had the following open total return swap agreements outstanding:

Expiration	Notional Amount	Swap Description	Counterparty	Unrealized Gain (Loss)
08/31/2007	$40,000,000	Agreement dated 02/27/2007 to receive 25 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount.	Morgan Stanley	$(851,005)
09/01/2007	40,000,000	Agreement dated 02/27/2007 to receive 30 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount.	Lehman Brothers Holdings, Inc.	(849,394)
09/01/2007	620,000	Agreement dated 05/21/2007 to receive 18 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount.	Goldman Sachs Group, Inc.	(7,417)
09/01/2007	40,000,000	Agreement dated 02/28/2007 to receive 25 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount.	Goldman Sachs Group, Inc.	(851,005)
10/01/2007	45,000,000	Agreement dated 03/19/2007 to receive 25 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount.	Lehman Brothers Holdings, Inc.	(957,380)
10/01/2007	40,000,000	Agreement dated 03/22/2007 to receive 32.5 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount.	Goldman Sachs Group, Inc.	(848,588)
10/01/2007	50,000,000	Agreement dated 03/23/2007 to receive 32.5 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount.	Lehman Brothers Holdings, Inc.	(1,060,735)
10/01/2007	50,000,000	Agreement dated 03/26/2007 to receive 25 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount.	Citibank, Inc.	(1,063,756)
10/01/2007	50,000,000	Agreement dated 03/29/2007 to receive 25 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount.	Lehman Brothers Holdings, Inc.	(1,063,756)
11/01/2007	30,000,000	Agreement dated 04/23/2007 to receive 35 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount.	Lehman Brothers Holdings, Inc.	(635,837)

11

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)

Expiration	Notional Amount	Swap Description	Counterparty	Unrealized Gain (Loss)
11/01/2007	30,000,000	Agreement dated 05/11/2007 to receive 31 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount.	Lehman Brothers Holdings, Inc.	$(636,803)
01/01/2008	35,000,000	Agreement dated 07/11/2007 to receive 27.5 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount.	Lehman Brothers Holdings, Inc.	(695,134)
01/01/2008	35,000,000	Agreement dated 06/25/2007 to receive 28.5 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount.	Lehman Brothers Holdings, Inc.	(741,810)
01/01/2008	35,000,000	Agreement dated 06/29/2007 to receive 20 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount.	Lehman Brothers Holdings, Inc.	(746,039)
01/31/2008	38,000,000	Agreement dated 07/30/2007 to receive 50 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount.	Morgan Stanley	65,930
02/01/2008	30,000,000	Agreement dated 07/17/2007 to receive 30 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount.	Citibank, Inc.	(533,643)
02/01/2008	37,000,000	Agreement dated 07/24/2007 to receive 50 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount.	Morgan Stanley	(519,830)

On July 31, 2007, the aggregate cost of securities for federal income tax purposes was $4,598,817,851. The gross unrealized appreciation and depreciation on securities based on tax cost was $14,962,979 and $55,778,242, respectively, with an unrealized depreciation of $40,815,263.

12

EVERGREEN INTERNATIONAL BOND FUND SCHEDULE OF INVESTMENTS

July 31, 2007 (unaudited)

	Principal Amount	Value

CORPORATE BONDS 4.9%
CONSUMER DISCRETIONARY 1.5%
Automobiles 0.5%
DaimlerChrylser AG, 4.875%, 06/15/2010	$5,500,000	$5,391,463
Multi-line Retail 1.0%
Wal-Mart Stores, Inc., 4.125%, 07/01/2010	11,000,000	10,696,906
FINANCIALS 3.4%
Capital Markets 1.5%
Goldman Sachs Group, Inc., 6.875%, 01/15/2011	15,345,000	15,958,278
Consumer Finance 1.9%
General Electric Capital Corp., 6.125%, 02/22/2011	6,220,000	6,386,553
HSBC Finance Corp., 5.25%, 01/15/2014 ρ	15,111,000	14,634,898
		21,021,451
Total Corporate Bonds (cost $53,629,455)		53,068,098
FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 42.6%
CONSUMER DISCRETIONARY 0.5%
Media 0.5%
Central European Media Enterprise, Ltd., 8.25%, 05/15/2012 EUR	3,310,000	4,749,176
CONSUMER STAPLES 1.7%
Beverages 0.6%
Canandaigua Brands, Inc., 8.50%, 11/15/2009 GBP	2,925,000	6,159,950
Food & Staples Retailing 0.3%
Koninklijke Ahold NV, 5.875%, 03/14/2012 EUR	2,400,000	3,332,790
Tobacco 0.8%
British American Tobacco plc, 5.75%, 12/09/2013 GBP	4,500,000	8,817,376
ENERGY 1.0%
Oil, Gas & Consumable Fuels 1.0%
Total Capital SA, 5.75%, 04/08/2011 AUD	6,000,000	4,950,097
Transco plc, 7.00%, 12/15/2008 AUD	6,500,000	5,568,960
		10,519,057
FINANCIALS 35.2%
Capital Markets 1.5%
Merrill Lynch & Co., Inc., 5.125%, 09/24/2010 GBP	4,500,000	8,784,624
Morgan Stanley, 5.375%, 11/14/2013 GBP	3,850,000	7,293,646
		16,078,270
Commercial Banks 18.0%
Australia & New Zealand Banking Group, Ltd., 6.50%, 01/25/2008 NZD	7,210,000	5,484,556
Bank Nederlandse Gemeenten, 5.50%, 07/20/2012 AUD	10,000,000	8,065,168
Eurofima, 5.50%, 09/15/2009 AUD	12,895,000	10,784,679
European Investment Bank:
4.50%, 01/14/2013 GBP	3,558,000	6,766,166
5.625%, 10/15/2010 EUR	4,800,000	6,791,743
5.75%, 09/15/2009 AUD	7,600,000	6,398,857
6.25%, 04/15/2014 GBP	3,640,000	7,552,026
6.50%, 09/10/2014 NZD	12,200,000	8,774,135
6.75%, 11/17/2008 NZD	8,475,000	6,385,392
Kommunalbanken AS, 4.125%, 06/03/2013 CAD	8,000,000	7,175,006
Kreditanstalt für Wiederaufbau:
4.125%, 07/04/2017 EUR	7,400,000	9,770,605
4.95%, 10/14/2014 CAD	29,535,000	27,687,443
6.00%, 07/15/2009 NZD	15,250,000	11,220,588
6.00%, 09/15/2009 AUD	2,200,000	1,856,640

1

EVERGREEN INTERNATIONAL BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)

	Principal Amount	Value

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
FINANCIALS continued
Commercial Banks continued
Landwirtschaftliche Rentenbank:
4.25%, 11/16/2012 CAD	30,490,000	$27,677,070
4.30%, 01/24/2016 CAD	9,000,000	8,026,672
6.00%, 09/15/2009 AUD	10,240,000	8,639,182
Rabobank Australia, Ltd., 6.25%, 11/22/2011 NZD	2,914,000	2,088,435
Rabobank Nederland, 4.25%, 01/16/2017 EUR	16,400,000	21,712,146
		192,856,509
Consumer Finance 1.2%
American Express Credit Corp., 5.625%, 08/18/2009 GBP	3,000,000	6,021,536
HSBC Finance Corp., 7.00%, 03/27/2012 GBP	2,440,000	5,063,091
SLM Corp., 6.50%, 06/15/2010 NZD	2,500,000	1,720,405
		12,805,032
Diversified Financial Services 7.6%
GE Capital Australia Funding, 6.00%, 06/15/2011 AUD	3,000,000	2,467,819
General Electric Capital Corp.:
5.75%, 01/18/2011 AUD	12,000,000	9,925,410
6.125%, 05/17/2012 GBP	10,500,000	21,297,954
Instituto de Credito Oficial, 5.375%, 03/17/2010 GBP	21,660,000	43,328,286
Lighthouse Group plc, 8.00%, 04/30/2014 EUR	3,480,000	4,860,891
		81,880,360
Insurance 1.3%
AIG SunAmerica, Inc., 5.625%, 02/01/2012 GBP	6,000,000	11,914,882
Travelers Insurance Co., 6.00%, 04/07/2009 AUD	2,000,000	1,687,442
		13,602,324
Thrifts & Mortgage Finance 5.6%
Nykredit, 5.00%, 10/01/2035 DKK	60,043,212	10,624,258
Realkredit Danmark, 4.00%, 10/01/2035 DKK	201,963,225	33,023,598
Totalkredit, FRN, 4.39%, 01/01/2015 DKK	91,463,724	16,987,430
		60,635,286
INDUSTRIALS 1.1%
Aerospace & Defense 0.4%
Bombardier, Inc., 7.25%, 11/15/2016 EUR	3,260,000	4,523,024
Machinery 0.7%
Harsco Corp., 7.25%, 10/27/2010 GBP	2,500,000	5,221,930
Savcio Holdings, Ltd., 8.00%, 02/15/2013 EUR	1,800,000	2,485,670
		7,707,600
INFORMATION TECHNOLOGY 0.3%
Office Electronics 0.3%
Xerox Corp., 9.75%, 01/15/2009 EUR ☐	2,293,000	3,405,817
MATERIALS 0.8%
Chemicals 0.2%
BOC Group, 5.875%, 04/29/2009 GBP	1,187,000	2,397,254
Containers & Packaging 0.2%
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014 EUR	1,500,000	2,073,959
Metals & Mining 0.4%
Anglo American plc, 5.125%, 12/15/2010 GBP	2,000,000	3,931,950

2

EVERGREEN INTERNATIONAL BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Principal Amount	Value

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
TELECOMMUNICATION SERVICES 1.6%
Diversified Telecommunication Services 1.6%
France Telecom, 7.50%, 03/14/2011 GBP	4,000,000	$8,414,503
Nordic Telephone Co., 8.25%, 05/01/2016 EUR ρ	3,220,000	4,452,098
Virgin Media, 8.75%, 04/15/2014 EUR ρ	3,160,000	4,525,953

		17,392,554

UTILITIES 0.4%
Multi-Utilities 0.4%
Centrica plc, 5.875%, 11/02/2012 GBP	2,100,000	4,165,509

Total Foreign Bonds – Corporate (Principal Amount Denominated in Currency Indicated) (cost $438,522,432)		457,033,797

FOREIGN BONDS – GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 48.8%
Australia, 7.00%, 12/01/2010 AUD	58,400,000	50,541,339
Caisse d’Amortissement de la Dette Sociale, 4.125%, 04/25/2017 EUR	32,500,000	42,947,034
Canada:
4.40%, 03/08/2016 CAD ρ	19,415,000	17,643,615
4.60%, 09/15/2011 CAD	28,647,000	26,792,650
Denmark:
4.00%, 11/15/2017 DKK	126,640,000	22,504,820
7.00%, 11/10/2024 DKK	100,000,000	23,687,527
France, 4.25%, 04/25/2019 EUR	15,500,000	20,819,809
Germany:
3.50%, 10/14/2011 EUR	29,230,000	38,775,956
3.75%, 01/04/2017 EUR	39,565,000	51,757,682
Hong Kong, 4.23%, 03/21/2011 HKD	257,500,000	32,905,810
Korea:
4.75%, 06/10/2009 KRW	17,692,000,000	19,067,446
5.25%, 09/10/2015 KRW	11,400,000,000	12,314,369
Mexico, 10.00%, 12/05/2024 MXN	297,360,000	33,214,109
Netherlands, 4.00%, 07/15/2016 EUR	21,000,000	27,888,381
New Zealand, 6.00%, 07/15/2008 NZD ρ	21,085,000	15,927,940
Norway:
4.25%, 05/19/2017 NOK	258,820,000	41,834,794
5.00%, 05/15/2015 NOK	68,750,000	11,803,361
Poland, 4.75%, 04/25/2012 PLN	93,515,000	32,717,888

Total Foreign Bonds – Government (Principal Amount Denominated in Currency Indicated) (cost $513,080,040)		523,144,530

YANKEE OBLIGATIONS – CORPORATE 1.4%
FINANCIALS 1.0%
Commercial Banks 0.9%
Bank of Moscow, 7.34%, 05/13/2013	$7,600,000	7,792,280
Kazkommerts International BV, 7.00%, 11/03/2009	1,720,000	1,710,540

		9,502,820

Consumer Finance 0.1%
Virgin Media Finance plc, 9.125%, 08/15/2016 ρ	1,735,000	1,761,025

TELECOMMUNICATION SERVICES 0.4%
Wireless Telecommunication Services 0.4%
Vimpel Communications, 8.25%, 05/23/2016	4,270,000	4,379,312

Total Yankee Obligations – Corporate (cost $16,027,204)		15,643,157

3

EVERGREEN INTERNATIONAL BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Shares	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 3.8%
MUTUAL FUND SHARES 3.8%
Navigator Prime Portfolio, 5.28% § (cost $40,313,876)	40,313,876	$40,313,876

SHORT-TERM INVESTMENTS 0.3%
MUTUAL FUND SHARES 0.3%
Evergreen Institutional Money Market Fund, Class I, 5.22% ø q (cost $2,994,963)	2,994,963	2,994,963

Total Investments (cost $1,064,567,970) 101.8%		1,092,198,421
Other Assets and Liabilities (1.8%)		(19,692,355)

Net Assets 100.0%		$1,072,506,066

ρ	All or a portion of this security is on loan.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
§	Rate shown is the 1-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
q	Rate shown is the 7-day annualized yield at period end.

Summary of Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
FRN	Floating Rate Note
GBP	Great British Pound
HKD	Hong Kong Dollar
KRW	Republic of Korea Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty

The following table shows the percent of total long-term investments (excluding collateral from securities on loan) by geographic location as of July 31, 2007:

Germany	17.7%
Denmark	10.6%
United States	9.2%
Australia	7.4%
France	7.4%
Canada	6.7%
Luxembourg	6.2%
Norway	5.8%
Netherlands	5.7%
Spain	4.1%
United Kingdom	3.5%
Mexico	3.2%
Hong Kong	3.1%
Poland	3.1%
South Korea	3.0%
New Zealand	1.5%
Cayman Islands	1.1%
Bermuda	0.5%
South Africa	0.2%

100.0%

4

EVERGREEN INTERNATIONAL BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)

At July 31, 2007, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange Date	Contracts to Receive	U.S. Value at July 31, 2007	In Exchange for U.S.	Unrealized Gain

8/16/2007	23,406,448 EUR	$32,060,761	$31,800,000	$260,761
8/16/2007	24,448,500 EUR	33,488,102	32,895,701	592,401
9/5/2007	1,175,820,000 JPY	9,928,255	9,676,734	251,521

Forward Foreign Currency Exchange Contracts to Sell:

Exchange Date	Contracts to Receive	U.S. Value at July 31, 2007	In Exchange for	U.S. Value at July 31, 2007	Unrealized Gain (Loss)

9/12/2007	80,297,531 EUR	$110,082,337	12,928,585,000 JPY	$109,253,795	$828,542
9/14/2007	53,007,422 AUD	45,397,101	5,356,400,000 JPY	45,275,116	121,985
9/14/2007	53,646,000 GBP	109,084,582	79,271,212 EUR	108,681,243	403,339
9/14/2007	39,737,797 EUR	54,480,726	26,825,000 GBP	54,546,358	(65,632)
10/22/2007	56,435,000 CAD	53,110,183	6,542,368,462 JPY	55,552,690	(2,442,507)

Exchange Date	Contracts to Deliver	U.S. Value at July 31, 2007	In Exchange for U.S.	Unrealized Gain

8/16/2007	6,600,000 EUR	$9,040,288	$9,134,598	$94,310

On July 31, 2007, the aggregate cost of securities for federal income tax purposes was $1,066,161,934. The gross unrealized appreciation and depreciation on securities based on tax cost was $29,299,648 and $3,263,161, respectively, with a net unrealized appreciation of $26,036,487.

5

EVERGREEN SELECT HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS

July 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 88.3%
CONSUMER DISCRETIONARY 15.2%
Auto Components 0.4%
ArvinMeritor, Inc., 6.80%, 02/15/2009	$70,000	$68,075
Goodyear Tire & Rubber Co., 11.25%, 03/01/2011	305,000	328,637
Tenneco Automotive, Inc., 10.25%, 07/15/2013	160,000	171,200

		567,912

Automobiles 0.4%
Ford Motor Co., 7.875%, 06/15/2010	700,000	669,815

Diversified Consumer Services 0.1%
Service Corporation International, 6.75%, 04/01/2015 144A	220,000	203,500

Hotels, Restaurants & Leisure 2.5%
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010	50,000	53,250
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	1,775,000	1,608,594
MGM MIRAGE:
5.875%, 02/27/2014	275,000	242,000
7.50%, 06/01/2016	410,000	383,350
Pokagon Gaming Authority, 10.375%, 06/15/2014 144A	535,000	575,125
Seneca Gaming Corp., 7.25%, 05/01/2012	285,000	282,150
Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/2015 144A ρ	590,000	554,600

		3,699,069

Household Durables 1.3%
Hovnanian Enterprises, Inc.:
6.00%, 01/15/2010	145,000	129,050
6.50%, 01/15/2014	500,000	392,500
Libbey, Inc., FRN, 12.38%, 06/01/2011	800,000	868,000
Standard Pacific Corp., 9.25%, 04/15/2012 ρ	700,000	591,500

		1,981,050

Media 6.9%
Cablevision Systems Corp., Ser. B, 8.00%, 04/15/2012	450,000	421,875
CSC Holdings, Inc., 7.625%, 04/01/2011	875,000	842,188
Dex Media West, LLC, 8.50%, 08/15/2010	2,170,000	2,186,275
Lamar Media Corp., 6.625%, 08/15/2015	2,165,000	1,980,975
Mediacom Broadband, LLC, 8.50%, 10/15/2015 144A ρ	110,000	105,600
Mediacom Communications Corp., 9.50%, 01/15/2013	2,535,000	2,515,987
PRIMEDIA, Inc., 8.875%, 05/15/2011	735,000	757,969
R.H. Donnelley Corp., 10.875%, 12/15/2012 ρ	1,400,000	1,480,500

		10,291,369

Multi-line Retail 0.7%
Neiman Marcus Group, Inc., 9.00%, 10/15/2015	935,000	979,412

Specialty Retail 1.1%
Baker & Taylor, Inc., 11.50%, 07/01/2013 144A	215,000	218,225
Payless ShoeSource, Inc., 8.25%, 08/01/2013	1,525,000	1,486,875

		1,705,100

Textiles, Apparel & Luxury Goods 1.8%
Levi Strauss & Co., 12.25%, 12/15/2012	20,000	21,400
Oxford Industries, Inc., 8.875%, 06/01/2011	1,590,000	1,613,850
Warnaco Group, Inc., 8.875%, 06/15/2013	975,000	1,028,625

		2,663,875

CONSUMER STAPLES 5.4%
Food & Staples Retailing 2.8%
Alimentation Couche-Tard, Inc., 7.50%, 12/15/2013	950,000	940,500
Ingles Markets, Inc., 8.875%, 12/01/2011	1,410,000	1,445,250
Rite Aid Corp., 8.125%, 05/01/2010 ρ	1,440,000	1,440,000
SUPERVALU, Inc., 7.50%, 11/15/2014	435,000	417,600

		4,243,350

1

EVERGREEN SELECT HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES continued
Food Products 0.9%
Del Monte Foods Co.:
6.75%, 02/15/2015	$10,000	$9,100
8.625%, 12/15/2012 ρ	1,098,000	1,108,980
Smithfield Foods, Inc., 7.75%, 07/01/2017	180,000	174,600

		1,292,680

Household Products 0.4%
Church & Dwight Co., 6.00%, 12/15/2012 ρ	645,000	603,075

Personal Products 1.3%
Central Garden & Pet Co., 9.125%, 02/01/2013	905,000	884,638
Playtex Products, Inc., 8.00%, 03/01/2011	980,000	1,016,750

		1,901,388

ENERGY 14.6%
Energy Equipment & Services 2.8%
Bristow Group, Inc., 6.125%, 06/15/2013	1,035,000	978,075
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	1,040,000	951,600
Parker Drilling Co., 9.625%, 10/01/2013	1,249,000	1,334,869
PHI, Inc., 7.125%, 04/15/2013	1,000,000	930,000

		4,194,544

Oil, Gas & Consumable Fuels 11.8%
Chesapeake Energy Corp., 6.875%, 01/15/2016	1,295,000	1,239,963
Cimarex Energy Co., 7.125%, 05/01/2017	170,000	161,500
El Paso Corp., 7.00%, 06/15/2017	240,000	231,716
Encore Acquisition Co.:
6.00%, 07/15/2015	240,000	207,600
6.25%, 04/15/2014	200,000	175,000
Exco Resources, Inc., 7.25%, 01/15/2011	1,530,000	1,526,175
Ferrellgas Partners, LP, 6.75%, 05/01/2014 ρ	2,095,000	1,922,162
Forest Oil Corp., 7.75%, 05/01/2014	1,285,000	1,275,362
Frontier Oil Corp., 6.625%, 10/01/2011 ρ	970,000	945,750
Griffin Coal Mining Co., Ltd., 9.50%, 12/01/2016 144A	1,240,000	1,227,600
Mariner Energy, Inc., 8.00%, 05/15/2017	170,000	160,650
Peabody Energy Corp., 6.875%, 03/15/2013 ρ	1,395,000	1,363,612
Plains Exploration & Production Co., 7.75%, 06/15/2015	320,000	300,800
Sabine Pass LNG, LP, 7.25%, 11/30/2013 144A	2,000,000	1,915,000
Targa Resources, Inc., 8.50%, 11/01/2013 144A	1,085,000	1,208,328
Tesoro Corp., Ser. B:
6.50%, 06/01/2017 144A	60,000	57,000
6.625%, 11/01/2015 ρ	1,025,000	989,125
W&T Offshore, Inc., 8.25%, 06/15/2014 144A	140,000	132,300
Williams Cos., 7.125%, 09/01/2011	900,000	904,500
Williams Partners, LP, 7.25%, 02/01/2017	1,740,000	1,696,500

		17,640,643

FINANCIALS 9.7%
Consumer Finance 4.1%
AmeriCredit Corp., 8.50%, 07/01/2015 144A ρ	200,000	193,000
Ashtead Capital, Inc., 9.00%, 08/15/2016 144A	140,000	141,400
Ford Motor Credit Co., LLC:
5.70%, 01/15/2010	1,095,000	1,020,947
7.375%, 10/28/2009	1,780,000	1,719,304
9.75%, 09/15/2010	130,000	131,369

2

EVERGREEN SELECT HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Consumer Finance continued
General Motors Acceptance Corp., LLC:
5.625%, 05/15/2009 ρ	$1,075,000	$1,025,188
6.875%, 09/15/2011	1,570,000	1,461,213
Qwest Capital Funding, Inc., 6.50%, 11/15/2018 ρ	520,000	425,100

		6,117,521

Diversified Financial Services 1.2%
Arch Western Finance, LLC, 6.75%, 07/01/2013 ρ	1,925,000	1,761,375

Insurance 0.4%
Crum & Forster Holdings Corp., 7.75%, 05/01/2017 144A	680,000	656,200

Real Estate Investment Trusts 4.0%
Host Marriott Corp.:
Ser. J, 7.125%, 11/01/2013	770,000	752,675
Ser. O, 6.375%, 03/15/2015	200,000	188,000
Ser. Q, 6.75%, 06/01/2016	590,000	566,400
Omega Healthcare Investors, Inc.:
7.00%, 04/01/2014	1,730,000	1,660,800
7.00%, 01/15/2016	1,150,000	1,092,500
Thornburg Mortgage, Inc., 8.00%, 05/15/2013	880,000	855,800
Ventas, Inc., 7.125%, 06/01/2015	925,000	899,562

		6,015,737

HEALTH CARE 3.0%
Health Care Providers & Services 3.0%
Community Health Systems, Inc., 8.875%, 07/15/2015 144A	690,000	673,613
HCA, Inc., 9.25%, 11/15/2016 144A	2,255,000	2,243,725
Omnicare, Inc., 6.125%, 06/01/2013	1,465,000	1,322,162
Universal Health Services, Inc.:
8.50%, 06/01/2015 144A ρ	187,000	169,703
FRN, 8.76%, 06/01/2015 144A ρ	134,000	125,625

		4,534,828

INDUSTRIALS 9.6%
Aerospace & Defense 3.6%
DRS Technologies, Inc.:
6.625%, 02/01/2016 ρ	580,000	553,900
7.625%, 02/01/2018 ρ	255,000	246,075
Hawker Beechcraft Acquisition Corp., 8.50%, 04/01/2015 144A ρ	180,000	180,450
L-3 Communications Holdings, Inc.:
5.875%, 01/15/2015	2,210,000	2,022,150
6.375%, 10/15/2015	2,635,000	2,437,375

		5,439,950

Commercial Services & Supplies 3.5%
Allied Waste North America, Inc., 9.25%, 09/01/2012	1,350,000	1,405,687
Browning-Ferris Industries, Inc.:
7.40%, 09/15/2035	280,000	259,000
9.25%, 05/01/2021	575,000	621,000
Corrections Corporation of America, 6.25%, 03/15/2013	1,335,000	1,264,913
Geo Group, Inc., 8.25%, 07/15/2013 ρ	1,510,000	1,494,900
Mobile Mini, Inc., 6.875%, 05/01/2015 144A	275,000	262,625

		5,308,125

Machinery 1.5%
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013	910,000	841,750
Manitowoc Co., 7.125%, 11/01/2013	890,000	872,200
Terex Corp., 7.375%, 01/15/2014 ρ	590,000	581,150

		2,295,100

3

EVERGREEN SELECT HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Road & Rail 0.7%
Avis Budget Car Rental, LLC, 7.625%, 05/15/2014	$825,000	$796,125
Hertz Corp., 8.875%, 01/01/2014	205,000	204,487

		1,000,612

Trading Companies & Distributors 0.3%
United Rentals, Inc., 6.50%, 02/15/2012	365,000	366,825

INFORMATION TECHNOLOGY 2.7%
Electronic Equipment & Instruments 0.4%
Sanmina-SCI Corp., FRN:
8.11%, 06/15/2010 144A ρ	275,000	272,250
8.11%, 06/15/2014 144A ρ	275,000	272,250

		544,500

IT Services 2.3%
Iron Mountain, Inc., 8.625%, 04/01/2013	1,700,000	1,674,500
SunGard Data Systems, Inc., 4.875%, 01/15/2014 ρ	1,925,000	1,665,125
Unisys Corp., 7.875%, 04/01/2008	190,000	188,337

		3,527,962

Semiconductors & Semiconductor Equipment 0.0%
Freescale Semiconductor, Inc., 8.875%, 12/15/2014 144A	25,000	22,938

MATERIALS 12.3%
Chemicals 5.8%
ARCO Chemical Co.:
9.80%, 02/01/2020	340,000	351,900
10.25%, 11/01/2010	50,000	54,125
Equistar Chemicals LP, 10.625%, 05/01/2011	1,200,000	1,260,000
Koppers Industrials, Inc.:
9.875%, 10/15/2013	40,000	42,600
9.875%, 11/15/2014	320,000	271,200
Lyondell Chemical Co.:
6.875%, 06/15/2017	865,000	912,575
10.50%, 06/01/2013	2,325,000	2,522,625
Millenium America, Inc., 7.625%, 11/15/2026	305,000	279,075
Momentive Performance, Inc., 9.75%, 12/01/2014 144A ρ	650,000	627,250
Mosaic Co.:
7.30%, 01/15/2028	280,000	264,600
7.625%, 12/01/2016 144A	675,000	681,750
Tronox Worldwide, LLC, 9.50%, 12/01/2012	1,475,000	1,467,625

		8,735,325

Construction Materials 0.5%
CPG International, Inc., 10.50%, 07/01/2013	735,000	716,625

Containers & Packaging 2.4%
Berry Plastics Holding Corp., 8.875%, 09/15/2014 ρ	778,000	750,770
Exopack Holding Corp., 11.25%, 02/01/2014	555,000	568,875
Graphic Packaging International, Inc.:
8.50%, 08/15/2011	160,000	159,600
9.50%, 08/15/2013 ρ	595,000	597,975
Owens-Brockway Glass Containers, Inc., 8.75%, 11/15/2012	1,475,000	1,537,687

		3,614,907

Metals & Mining 1.7%
Freeport-McMoRan Copper & Gold, Inc., 6.875%, 02/01/2014 ρ	2,625,000	2,644,688

4

EVERGREEN SELECT HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Paper & Forest Products 1.9%
Bowater, Inc.:
6.50%, 06/15/2013	$350,000	$283,500
9.375%, 12/15/2021	310,000	274,350
Buckeye Technologies, Inc., 8.50%, 10/01/2013	515,000	520,150
Glatfelter, 7.125%, 05/01/2016	950,000	940,500
Verso Paper Holdings, LLC, 9.125%, 08/01/2014 144A	780,000	785,850

		2,804,350

TELECOMMUNICATION SERVICES 4.3%
Diversified Telecommunication Services 2.3%
Citizens Communications Co., 7.875%, 01/15/2027	1,080,000	955,800
Consolidated Communications, Inc., 9.75%, 04/01/2012	490,000	487,550
Qwest Communications International, Inc.:
6.50%, 06/01/2017 144A	920,000	851,000
7.875%, 09/01/2011	930,000	948,600
FRN, 7.27%, 02/15/2009	180,000	181,350

		3,424,300

Wireless Telecommunication Services 2.0%
Dobson Cellular Systems, Inc.:
8.375%, 11/01/2011	460,000	490,475
9.875%, 11/01/2012	440,000	472,450
Rural Cellular Corp., 8.25%, 03/15/2012	1,960,000	2,018,800

		2,981,725

UTILITIES 11.5%
Electric Utilities 6.9%
Allegheny Energy Supply Co., 8.25%, 04/15/2012 144A	1,425,000	1,499,813
Aquila, Inc., 11.875%, 07/01/2012 ρ	1,535,000	1,918,750
CMS Energy Corp.:
6.55%, 07/17/2017	65,000	62,917
8.50%, 04/15/2011	165,000	174,651
Edison Mission Energy:
7.00%, 05/15/2017 144A	360,000	326,700
7.20%, 05/15/2019 144A	480,000	430,800
Mirant North America, LLC, 7.375%, 12/31/2013 ρ	1,425,000	1,425,000
NRG Energy, Inc.:
7.25%, 02/01/2014 ρ	2,425,000	2,346,188
7.375%, 02/01/2016	220,000	212,850
Orion Power Holdings, Inc., 12.00%, 05/01/2010	585,000	637,650
Reliant Energy, Inc.:
6.75%, 12/15/2014	1,130,000	1,118,700
7.875%, 06/15/2017	250,000	238,750

		10,392,769

Gas Utilities 1.4%
SEMCO Energy, Inc., 7.75%, 05/15/2013	2,125,000	2,116,795

Independent Power Producers & Energy Traders 3.2%
AES Corp., 7.75%, 03/01/2014 ρ	1,150,000	1,124,125
Dynegy, Inc.:
7.50%, 06/01/2015 144A ρ	1,050,000	934,500
8.375%, 05/01/2016	695,000	649,825
Tenaska, Inc., 7.00%, 06/30/2021 144A ρ	2,026,800	2,105,061

		4,813,511

Total Corporate Bonds (cost $137,180,771)		132,473,450

5

EVERGREEN SELECT HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE 8.2%
ENERGY 1.0%
Oil, Gas & Consumable Fuels 1.0%
OPTI Canada, Inc., 7.875%, 12/15/2014 144A ρ	$1,550,000	$1,526,750

FINANCIALS 2.0%
Consumer Finance 1.0%
NXP Funding, LLC, 7.875%, 10/15/2014 ρ	930,000	863,737
Virgin Media Finance plc, 9.125%, 08/15/2016 ρ	715,000	725,725

		1,589,462

Diversified Financial Services 1.0%
Petroplus Financial, Ltd.:
6.75%, 05/01/2014 144A	330,000	302,775
7.00%, 05/01/2017 144A	220,000	201,850
Ship Finance International, Ltd., 8.50%, 12/15/2013	950,000	971,375

		1,476,000

INDUSTRIALS 0.5%
Road & Rail 0.5%
Kansas City Southern de Mexico:
7.375%, 06/01/2014 144A	265,000	257,713
9.375%, 05/01/2012	435,000	461,100

		718,813

INFORMATION TECHNOLOGY 0.5%
Semiconductors & Semiconductor Equipment 0.5%
Avago Technologies Finance, Ltd., 10.125%, 12/01/2013	695,000	722,800

MATERIALS 3.0%
Chemicals 0.2%
NOVA Chemicals Corp., 6.50%, 01/15/2012 ρ	285,000	259,350

Metals & Mining 2.6%
Novelis, Inc., 7.25%, 02/15/2015	3,920,000	3,949,400

Paper & Forest Products 0.2%
Abitibi-Consolidated, Inc., 8.375%, 04/01/2015 ρ	350,000	287,000

TELECOMMUNICATION SERVICES 1.0%
Wireless Telecommunication Services 1.0%
Inmarsat plc, 10.375%, 11/15/2012	420,000	392,700
Intelsat, Ltd., 9.25%, 06/15/2016	1,025,000	1,050,625

		1,443,325

UTILITIES 0.2%
Intergen NV, 9.00%, 06/30/2017 144A	300,000	297,000

Total Yankee Obligations-Corporate (cost $12,672,232)		12,269,900

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 19.1%
CORPORATE BONDS 1.0%
Commercial Banks 1.0%
Canadian Imperial Bank of Commerce, FRN, 5.33%, 08/15/2007	1,500,000	1,500,000

REPURCHASE AGREEMENTS ^ 18.1%
Banc of America Securities, LLC, 5.39%, dated 07/31/2007, maturing 08/01/2007, maturity value $2,149,850	2,149,528	2,149,528
Lehman Brothers, Inc., 5.37%, dated 07/31/2007, maturing 08/01/2007, maturity value $25,003,729	25,000,000	25,000,000

		27,149,528

Total Investments of Cash Collateral from Securities Loaned (cost $28,649,528)		28,649,528

6

EVERGREEN SELECT HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 1.0%
MUTUAL FUND SHARES 1.0%
Evergreen Institutional Money Market Fund, Class I, 5.22% q ø (cost $1,462,546)	1,462,546	$1,462,546

Total Investments (cost $179,965,077) 116.6%		174,855,424
Other Assets and Liabilities (16.6%)		(24,904,598)

Net Assets 100.0%		$149,950,826

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

ρ	All or a portion of this security is on loan.
^	Collateralized by U.S. Government Agency Obligations at period end.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

FRN	Floating Rate Note

On July 31, 2007, the aggregate cost of securities for federal income tax purposes was $179,965,990. The gross unrealized appreciation and depreciation on securities based on tax cost was $520,585 and $5,631,151, respectively, with a net unrealized depreciation of $5,110,566.

7

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust

By:
Dennis H. Ferro, Principal Executive Officer

Date:	September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro, Principal Executive Officer

Date:	September 28, 2007

By:
Kasey Phillips Principal Financial Officer

Date:	September 28, 2007

200 Berkeley Street
Boston, MA 02116-5034

CERTIFICATIONS

I, Kasey Phillips, certify that:

1.	I have reviewed this report on Form N-Q of Evergreen Select Fixed Income Trust;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedule(s) of investments included in this report, fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which this report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: September 28, 2007
Kasey Phillips Principal Financial Officer Evergreen Select Fixed Income Trust

200 Berkeley Street
Boston, MA 02116-5034

CERTIFICATIONS

I, Dennis H. Ferro, certify that:

1.	I have reviewed this report on Form N-Q of Evergreen Select Fixed Income Trust;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedule of investments included in this report, fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which this report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: September 28, 2007
Dennis H. Ferro Principal Executive Officer Evergreen Select Fixed Income Trust